Note 19 - Asset Acquisition - Assets Acquired and Liabilities Assumed (Details) - Boardman Tennis Center [Member] $ in Thousands	Mar. 07, 2018 USD ($)
Building and land	$ 1,302
Total assets acquired:	1,302
Accrued liabilities	33
Total liabilities assumed	33
Total consideration	$ 1,269